Capital and Reserves (Tables)	12 Months Ended
Dec. 31, 2019
Capital and reserves [Line Items]
Schedule of changes in incentive share options outstanding

The changes in incentive share options outstanding are summarized as follows:

	Weighted	Number of
	average	shares issued
	exercise	or issuable on
	price	exercise	Amount

Balance - December 31, 2018	$1.66	7,738,833	$5,469

Stock options granted[1]	$1.93	4,053,900	—
Share-based compensation expense	—	—	3,507
Options exercised	$0.90	(852,500)	(383)
Options forfeited or expired	$1.94	(475,000)	(442)

Balance - December 31, 2019	$1.81	10,465,233	$8,151

Balance - December 31, 2017	$2.06	6,546,666	$6,258

Stock options granted	$2.07	2,524,000	—
Share-based compensation expense	—	-	2,480
Options exercised	$0.77	(281,666)	(106)
Options forfeited or expired	$5.39	(1,050,167)	(3,163)

Balance - December 31, 2018	$1.66	7,738,833	$5,469

1.      For 2019 the Corporation changed its date for its annual stock option grant from occurring in January of the following year to December of the current year, resulting in the 2019 calendar year having two annual grants.

Schedule of incentive share options outstanding and exercisable

Incentive share options outstanding and exercisable at December 31, 2019 are summarized as follows:

	Options Outstanding			Options Exercisable
	Number of			Number of
	Shares	Average	Average	Shares	Average
	Issuable on	Remaining	Exercise	Issuable on	Exercise
Exercise Price	Exercise	Life (Years)	Price	Exercise	Price

$0.60	574,333	0.12	$0.60	574,333	$0.60
$0.84	1,180,000	1.12	$0.84	1,180,000	$0.84
$1.27	1,699,000	4.01	$1.27	849,500	$1.27
$1.27	325,000	2.01	$1.27	-	$1.27
$1.73	500,000	1.44	$1.73	500,000	$1.73
$1.75	40,000	2.63	$1.75	40,000	$1.75
$1.76	50,000	4.24	$1.76	25,000	$1.76
$1.78	150,000	1.49	$1.78	150,000	$1.78
$1.93	60,000	3.36	$1.93	60,000	$1.93
$2.07	1,781,000	3.08	$2.07	1,781,000	$2.07
$2.07	587,000	3.08	$2.07	—	$2.07
$2.32	1,544,000	2.09	$2.32	1,544,000	$2.32
$2.61	1,974,900	4.96	$2.61	658,300	$2.61

	10,465,233	2.93	$1.81	7,362,133	$1.73

Restricted Share Units [Member]
Capital and reserves [Line Items]
Schedule of changes in share options outstanding

The changes in RSUs outstanding are summarized as follows:

	Number of
	shares issued
	or issuable
	on vesting	Amount

Balance - December 31, 2018	273,989	$371

RSUs granted	860,000	—
Share-based compensation expense recognized	—	963
RSUs vested	(470,319)	(840)

Balance - December 31, 2019	663,670	$494

Balance - December 31, 2017	398,325	$401

RSUs granted	193,700	—
Share-based compensation expense recognized	—	467
RSUs vested	(318,036)	(497)

Balance - December 31, 2018	273,989	$371

1.      For 2019 the Corporation changed its date for its annual RSU grant from occurring in January of the following year to December of the current year, resulting in the 2019 calendar year having two annual grants.

Deferred Share Units [Member]
Capital and reserves [Line Items]
Schedule of changes in share options outstanding

The changes in DSUs outstanding are summarized as follows:

	Number of
	shares issued
	or issuable
	on vesting	Amount

Balance - December 31, 2018	—	$—

DSUs granted	280,000	—
Share-based compensation expense recognized	—	731
DSUs vested	(280,000)	(731)

Balance - December 31, 2019	—	$—